Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 03, 2017 EUR (€)
Senior EURO Debt [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount						€ 553.2
Senior USD Debt [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Repayments of non-current borrowings	€ 12.1	$ 9.6	€ 8.4
Notional amount					$ 935.6	821.4
Revolving Credit Facility1 [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity1						€ 80.0
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount								€ 400.0
Borrowings, interest rate				3.25%	3.25%	3.25%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value						€ 1,787.7	€ 1,745.4
Carrying value						1,750.0	1,764.3
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value						1,357.0	1,372.2
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value						2.9	3.0
Carrying value						2.9	3.0
Loans and Borrowings | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value						400.0	400.0
Loans and Borrowings | Level 2 | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value						1,370.0	1,347.2
Loans and Borrowings | Level 1 | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value						414.8	395.2
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value						0.0	0.0
Carrying value						(9.9)	€ (10.9)
Derivatives [member] | Swap contract [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount				£ 260.7		309.7
Cash flow hedges [member] | Derivatives [member] | Swap contract [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount						€ 845.1
Hedges of net investment in foreign operations [member] | Derivatives [member] | Swap contract [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount | £				£ 222.4